Document and Entity Information	Jun. 26, 2017
Prospectus:
Document Type	497
Document Period End Date	Jun. 26, 2017
Registrant Name	ADVISORS SERIES TRUST
Central Index Key	0001027596
Amendment Flag	false
Document Creation Date	Jun. 26, 2017
Document Effective Date	Jun. 30, 2017
Prospectus Date	Mar. 30, 2017
PIA MBS Bond Fund | Managed Account Completion Shares
Prospectus:
Trading Symbol	PMTGX